Trade receivables (Tables)	12 Months Ended
Apr. 02, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Net Trade Receivables

	April 2, 2023	April 3, 2022
	$	$
Trade accounts receivable	30.4	22.0
Credit card receivables	2.5	2.5
Other receivables	19.5	19.3
	52.4	43.8
Less: expected credit loss and sales allowances	(1.5)	(1.1)
Trade receivables	50.9	42.7

Schedule of Allowance for Expected Credit Losses and Sales Allowances
The following are the continuities of the Company’s expected credit loss and sales allowances deducted from trade receivables:

	April 2, 2023			April 3, 2022
	Expected credit loss	Sales allowances	Total	Expected credit loss	Sales allowances	Total
	$	$	$	$	$	$
Balance at the beginning of the year	(0.3)	(0.8)	(1.1)	(0.5)	(1.3)	(1.8)
Losses recognized	(0.1)	(0.3)	(0.4)	—	(0.5)	(0.5)
Amounts settled or written off during the year	—	—	—	0.2	1.0	1.2
Balance at the end of the year	(0.4)	(1.1)	(1.5)	(0.3)	(0.8)	(1.1)